Commitments and Contingencies (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Commitments And Contingencies [Line Items]
Outstanding purchase commitments for inventory components		$ 6,570	$ 6,772
Proceeds from bank loan		$ 4,000
Rudolph [Member]
Commitments And Contingencies [Line Items]
Amount of claim filed against the company	$ 13,000
OCS [Member]
Commitments And Contingencies [Line Items]
Percent of sales derived from research and development, committed amount payable		3.50%
Dispute settlement paid		$ 2,100
OCS [Member] | Printar [Member]
Commitments And Contingencies [Line Items]
Grants received including interest accrued		$ 6,734	$ 6,503